Acquisition of Subsidiaries (Details) - USD ($) $ in Thousands			12 Months Ended
	Sep. 03, 2027	Dec. 30, 2025	Mar. 31, 2026
Acquisition of Subsidiaries [Line Items]
Issuance of ordinary shares			$ 5,608
Exchangeable shares			130,111,525
Class A Ordinary Shares [Member] | Class A
Acquisition of Subsidiaries [Line Items]
Issuance of ordinary shares for business combination under common control (in shares)			106,779,926
Issuance of ordinary shares			$ 10
Class B Ordinary Shares [Member] | Class A
Acquisition of Subsidiaries [Line Items]
Issuance of ordinary shares for business combination under common control (in shares)			23,331,599
Issuance of ordinary shares			$ 2
AlloyX [Member] | Forecast [Member]
Acquisition of Subsidiaries [Line Items]
Issuance of ordinary shares	$ 10,000
Gello Finance Limited [Member]
Acquisition of Subsidiaries [Line Items]
Acquired interest		100.00%
Stock consideration			$ 47
Business Acquisitions [Member]
Acquisition of Subsidiaries [Line Items]
Stock consideration		$ 47,000
Mr. Haokang Zhu [Member]
Acquisition of Subsidiaries [Line Items]
Acquired interest			100.00%